INVESTMENTS	12 Months Ended
Dec. 31, 2023
INVESTMENTS [Abstract]
INVESTMENTS
7. INVESTMENTS
The following is a summary of the Company’s investments (in thousands):

	As of
	December 31, 2023	December 31, 2022
Equity method investments (1)	$59,655	$54,947
Nonmarketable equity investments without readily determinable fair values	18,748	6,659
Nonmarketable equity investments with readily determinable fair values	83	—

Total investment securities	$78,486	$61,606

(1)
The book value of one equity method investment exceeded the Company’s percentage ownership share of their underlying net assets by $
27.7
million as of December 31, 2023. The book value of one equity method investment exceeded the Company’s percentage ownership share of the underlying net assets by $
26.5
million as of December 31, 2022. The basis differences, primarily resulting from acquisition purchase price step-ups on the investments, are accounted for as goodwill (as a component of the investment), which is not tested for impairment separately. Instead, the investments are tested if there are indicators of an other-than-temporary decline in carrying value.

Equity Method Investments
The Company has an approximately 7% ownership stake in Monkey Spirit, LLC, which owns the IP license to distribute Howler Head branded products and beverages (together, “Howler Head”). In August 2022, the Company received an incremental share of equity in Howler Head as compensation for the same promotional services associated with the initial investment. The value of the equity investment received was determined to be $3.0 million using Level 3 inputs not observable in the market. The incremental investment was an increase in transaction price to the original revenue arrangement and a cumulative catch-up
entry of $1.0 million was recorded to revenue, with the remaining $2.0 million recorded to deferred revenue to be recognized ratably over the remainder of the term. The Company recognized equity losses of $
0.9 million and $0.1 million for the years ended December 31, 2023 and 2022, respectively, and the investment balance was $3.3 million and $4.2 million as of December 31, 2023 and 2022, respectively.
The Company has an approximately 50% ownership stake in Sports News Television LP (“SNTV”), which provides sports news videos globally. The Company recognized equity gains of $5.5 million and $5.9 million for the years ended December 31, 2023 and 2022, respectively and the investment balance was $29.7 million and $28.8 million as of December 31, 2023 and 2022, respectively. The Company also received distributions of $5.8 million and $5.9 million for the years ended December 31, 2023 and 2022, respectively.

The Company recognized equity gains of $4.7 million and $1.2 million for the years ended December 31, 2023 and 2022, respectively, from other equity method investments, which had a balance of $26.7 million and $21.9 million as of December 31, 2023 and 2022, respectively. During the years ended December 31, 2023 and December 31, 2022, the Company received distributions of $2.0 million and $1.2 million, respectively, from these other equity method investments.
Nonmarketable Equity Investments Without Readily Determinable Fair Values
As of December 31, 2023 and 2022, the Company held various investments in nonmarketable equity instruments of private companies.
The Company did not record any impairment charges on these investments during the years ended December 31, 2023, or 2022. In addition, there were no observable price change events that were completed during the years ended December 31, 2023, or 2022.
The fair value measurements of the Company’s equity investments and nonmarketable equity investments without readily determinable fair values are classified within Level 3 as significant unobservable inputs are used as part of the determination of fair value. Significant unobservable inputs may include variables such as near-term prospects of the investees, recent financing activities of the investees, and the investees’ capital structure, as well as other economic variables, which reflect assumptions market participants would use in pricing these assets. For equity investments without readily determinable fair values, the Company has elected to use the measurement alternative to fair value that will allow these investments to be recorded at cost, less impairment, and adjusted for subsequent observable price changes.